Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Level 3 Financial Instruments - USD ($)	3 Months Ended				5 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Summary of changes in the fair value of the level3 financial instruments that are measured at fair value on arecurring basis [Abstract]
Fair value as of December 31	$ 1,061,332	$ 484,000	$ 2,264,000	$ 4,559,000		$ 4,559,000
Initial measurement of draw on convertible promissory note		41,332
Change in fair value	276,123	536,000	(1,017,000)	(2,295,000)	$ (2,085,000)	(2,535,000)
Fair value as of June 30, 2022	1,572,276		$ 1,247,000
Fair value as of March 31, 2022		$ 1,061,332		$ 2,264,000	$ 4,559,000	$ 484,000
April 17, 2023 [Member]
Summary of changes in the fair value of the level3 financial instruments that are measured at fair value on arecurring basis [Abstract]
Initial measurement of draw on convertible promissory note	86,214
April 26, 2023 [Member]
Summary of changes in the fair value of the level3 financial instruments that are measured at fair value on arecurring basis [Abstract]
Initial measurement of draw on convertible promissory note	13,814
May 8, 2023 [Member]
Summary of changes in the fair value of the level3 financial instruments that are measured at fair value on arecurring basis [Abstract]
Initial measurement of draw on convertible promissory note	$ 134,794